Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation			$ 656,671	$ 2,517,121	$ 3,131,368	$ 4,640,681
Net loss per share - diluted (in Dollars per share)	$ (48.77)	$ (210.93)	$ (136.94)	$ (720.54)	$ (595.49)	$ (4,846.96)
Weighted average number of shares outstanding - diluted (in Shares)	203,247	35,829	157,584	27,017	46,369	9,546
General and administrative expenses
Stock-based compensation	$ 103,031	$ 461,492	$ 484,502	$ 1,288,829	$ 1,516,805	$ 3,927,551
Research and development
Stock-based compensation	49,209	170,066	165,382	473,593	591,518	713,130
Sales and marketing
Stock-based compensation	$ 1,752	$ 0	$ 6,787	$ 754,699	$ 1,023,045	$ 0